Acquisition of business operations - Acquired intangible assets (Details) - Alexion Pharmaceuticals, Inc. $ in Millions	Jul. 21, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	$ 26,955
Launched products
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	23,695
C5 franchise (Soliris/Ultomiris)
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	$ 18,480
C5 franchise (Soliris/Ultomiris) | Minimum
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	6 years
C5 franchise (Soliris/Ultomiris) | Maximum
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	15 years
Strensiq, Kanuma and Andexxa
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	$ 5,215
Strensiq, Kanuma and Andexxa | Minimum
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	11 years
Strensiq, Kanuma and Andexxa | Maximum
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	17 years
Products in development
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	$ 2,760
Other intangibles
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	$ 500
Other intangibles | Minimum
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Other intangibles | Maximum
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years